Offerings - Offering: 1	Sep. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value, as represented by American Depositary Shares
Amount Registered | shares	2,023,382
Proposed Maximum Offering Price per Unit	2.5115
Maximum Aggregate Offering Price	$ 5,081,723.89
Fee Rate	0.01381%
Amount of Registration Fee	$ 701.69
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the Registrant is also registering hereunder an indeterminate number of additional shares of common stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2) These shares may be represented by American Depositary Shares ("ADSs"), evidenced by American Depositary Receipts ("ADRs"), issuable upon deposit of the ordinary shares registered hereby, par value NIS 0.10 per share ("Ordinary Shares"), of BioLineRx Ltd. (the "Company") and are registered on a separate registration statement on Form F-6EF (File No. 333-218969). Each ADS represents six hundred (600) Ordinary Shares.

(3) Consists of an aggregate of 2,023,382 ADSs representing 1,214,029,200 ordinary shares issuable upon the exercise of warrants issued in a private placement that was entered into concurrently with a registered direct offering in August 2026. All 2,023,382 ADSs are to be offered for resale by the selling shareholder named in the prospectus contained in this Registration Statement on Form F-1.

(4) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high and low sale prices of the Registrant’s ADSs on the Nasdaq Capital Market on September 23, 2026.

(5) The Registrant will not receive any proceeds from the sale of its ADSs by the selling shareholder.